Leases (Details) - Schedule of right to use assets on adoption of IFRS 16 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of right to use assets on adoption of IFRS 16 [Line Items]
Opening balance	$ 271
Depreciation	(36)	(36)
Net book value	235	271
Adoption of IFRS 16 on January 1, 2019 [Member]
Leases (Details) - Schedule of right to use assets on adoption of IFRS 16 [Line Items]
Additions		$ 307